Other income (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Other income
Liabilities written back		₨ 15,441	₨ 20,716	₨ 21,879
Government grant		69,573
Gain on sale of property, plant and equipment (net)		1,369	622
Miscellaneous income		3,618	3,944	4,783
Total	$ 1,382	₨ 90,001	₨ 25,282	₨ 26,662